Newbuildings (Tables)	12 Months Ended
Dec. 31, 2021
New buildings [Abstract]
Carrying Value of Newbuildings
The table below sets forth the carrying value of our newbuildings:

	For the Years Ended December 31,
(In $ millions)	2021	2020
Balance as of January 1,	135.5	261.4
Additions	—	181.8
Capitalized interest	—	5.0
Transfers to jack-up rigs (note 15)	—	(312.7)
Total newbuildings	135.5	135.5

Information of Delivered Rigs with their Final Installment and Related Financing
The table below sets forth information regarding our rigs that were delivered in the year ended December 31, 2020, together with their final installment and related financing where applicable. No rigs were delivered in the year ended December 31, 2021.

Rig	Delivery date	Delivery Financing	Shipyard	First Installment	Final Installment	Capitalized Costs	Transferred to Jack-Up Rigs
(In $ millions)
Heimdal	January 2020	90.9	Keppel	57.6	90.9	8.4	156.9
Hild	April 2020	90.9	Keppel	57.6	90.9	7.3	155.8
Total				115.2	181.8	15.7	312.7